The Dreyfus/Laurel Funds, Inc.

- Dreyfus Opportunistic Fixed Income Fund (the "Fund")

Incorporated herein by reference on behalf of the Fund is a Supplement to Summary Prospectus, dated April 1, 2014, and Statutory Prospectus, dated March 1, 2014, as revised April 1, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000007).